Issued accounting pronouncements (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles	The following table reconciles the closing allowance for loans and off-balance-sheet
instruments in accordance with ASC 310 and ASC 450 at March 31, 2020 to the opening allowance determined with ASC 326 at April 1, 2020:

	At March 31, 2020 (ASC 310/450)	Transition Adjustment	At April 1, 2020 (ASC 326)
		(in billions of yen)
Loans:
Corporate	413	78	491
Retail	28	78	106
Off-balance-sheet instruments	46	20	66